Annual Fund Operating Expenses	Dec. 22, 2025
T. Rowe Price Africa & Middle East Fund - Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.03%
Other Expenses (as a percentage of Assets):	0.72%
Expenses (as a percentage of Assets)	1.75%
Fee Waiver or Reimbursement	(0.45%)	[1]
Net Expenses (as a percentage of Assets)	1.30%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2027
T. Rowe Price Africa & Middle East Fund - I Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.03%
Other Expenses (as a percentage of Assets):	0.39%	[2]
Expenses (as a percentage of Assets)	1.42%
Fee Waiver or Reimbursement	(0.34%)	[2]
Net Expenses (as a percentage of Assets)	1.08%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2027
T. Rowe Price Africa & Middle East Fund - Z Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.03%
Other Expenses (as a percentage of Assets):	0.35%
Expenses (as a percentage of Assets)	1.38%
Fee Waiver or Reimbursement	(1.38%)	[3]
Net Expenses (as a percentage of Assets)	0.00%	[3]
T. Rowe Price International Disciplined Equity Fund - Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees
Other Expenses (as a percentage of Assets):	0.32%
Expenses (as a percentage of Assets)	0.95%
Fee Waiver or Reimbursement	(0.05%)	[4]
Net Expenses (as a percentage of Assets)	0.90%	[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
T. Rowe Price International Disciplined Equity Fund - I Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees
Other Expenses (as a percentage of Assets):	0.13%	[5]
Expenses (as a percentage of Assets)	0.76%
Fee Waiver or Reimbursement	(0.08%)	[5]
Net Expenses (as a percentage of Assets)	0.68%	[5]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
T. Rowe Price International Disciplined Equity Fund - Advisor Clas
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.34%
Expenses (as a percentage of Assets)	1.22%
Fee Waiver or Reimbursement	(0.22%)	[6]
Net Expenses (as a percentage of Assets)	1.00%	[6]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
T. Rowe Price International Discovery Fund - Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.03%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	1.24%
Fee Waiver or Reimbursement
Net Expenses (as a percentage of Assets)	1.24%
T. Rowe Price International Discovery Fund - I Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.03%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	1.08%
Fee Waiver or Reimbursement
Net Expenses (as a percentage of Assets)	1.08%
T. Rowe Price International Discovery Fund - Z Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.03%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	1.06%
Fee Waiver or Reimbursement	(1.06%)	[7]
Net Expenses (as a percentage of Assets)	0.00%	[7]
T. Rowe Price International Stock Fund - Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	0.84%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.84%
T. Rowe Price International Stock Fund - I Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%	[8]
Expenses (as a percentage of Assets)	0.69%
Fee Waiver or Reimbursement	(0.01%)	[8]
Net Expenses (as a percentage of Assets)	0.68%	[8]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2027
T. Rowe Price International Stock Fund - Advisor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.24%
Expenses (as a percentage of Assets)	1.12%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.12%
T. Rowe Price International Stock Fund - R Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	1.01%
Expenses (as a percentage of Assets)	2.14%
Fee Waiver or Reimbursement	(0.74%)	[9]
Net Expenses (as a percentage of Assets)	1.40%	[9]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2027
T. Rowe Price International Stock Fund - Z Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.66%
Fee Waiver or Reimbursement	(0.66%)	[10]
Net Expenses (as a percentage of Assets)	0.00%	[10]
T. Rowe Price International Value Equity Fund - Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	0.81%
Fee Waiver or Reimbursement
Net Expenses (as a percentage of Assets)	0.81%
T. Rowe Price International Value Equity Fund - I Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.68%
Fee Waiver or Reimbursement
Net Expenses (as a percentage of Assets)	0.68%
T. Rowe Price International Value Equity Fund - Advisor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	1.08%
Fee Waiver or Reimbursement
Net Expenses (as a percentage of Assets)	1.08%
T. Rowe Price International Value Equity Fund - R Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	1.33%
Fee Waiver or Reimbursement
Net Expenses (as a percentage of Assets)	1.33%
T. Rowe Price International Value Equity Fund - Z Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.65%
Fee Waiver or Reimbursement	(0.65%)	[11]
Net Expenses (as a percentage of Assets)	0.00%	[11]
T. Rowe Price Japan Fund - Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.78%
Other Expenses (as a percentage of Assets):	0.38%
Expenses (as a percentage of Assets)	1.16%
Fee Waiver or Reimbursement	(0.02%)	[12]
Net Expenses (as a percentage of Assets)	1.14%	[12]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
T. Rowe Price Japan Fund - I Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.78%
Other Expenses (as a percentage of Assets):	0.17%	[13]
Expenses (as a percentage of Assets)	0.95%
Fee Waiver or Reimbursement	(0.12%)	[13]
Net Expenses (as a percentage of Assets)	0.83%	[13]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
T. Rowe Price Japan Fund - Z Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.78%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	0.91%
Fee Waiver or Reimbursement	(0.91%)	[14]
Net Expenses (as a percentage of Assets)	0.00%	[14]
T. Rowe Price Latin America Fund - Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.03%
Other Expenses (as a percentage of Assets):	0.48%
Expenses (as a percentage of Assets)	1.51%
Fee Waiver or Reimbursement	(0.04%)	[15]
Net Expenses (as a percentage of Assets)	1.47%	[15]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
T. Rowe Price Latin America Fund - I Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.03%
Other Expenses (as a percentage of Assets):	0.18%	[16]
Expenses (as a percentage of Assets)	1.21%
Fee Waiver or Reimbursement	(0.13%)	[16]
Net Expenses (as a percentage of Assets)	1.08%	[16]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
T. Rowe Price Latin America Fund - Z Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.03%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	1.16%
Fee Waiver or Reimbursement	(1.16%)	[17]
Net Expenses (as a percentage of Assets)	0.00%	[17]
T. Rowe Price New Asia Fund - Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.78%
Other Expenses (as a percentage of Assets):	0.25%
Expenses (as a percentage of Assets)	1.03%
Fee Waiver or Reimbursement
Net Expenses (as a percentage of Assets)	1.03%
T. Rowe Price New Asia Fund - I Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.78%
Other Expenses (as a percentage of Assets):	0.08%	[18]
Expenses (as a percentage of Assets)	0.86%
Fee Waiver or Reimbursement	(0.03%)	[18]
Net Expenses (as a percentage of Assets)	0.83%	[18]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2027, with approval by the fund’s Board of Directors. Any expenses paid under this agreement (and any applicable prior limitations) are subject to reimbursement to T. Rowe Price Associates, Inc., by the class whenever the I Class Operating Expenses are below 0.05%. However, the class will not reimburse T. Rowe Price Associates, Inc., more than three years from the date such amounts were initially waived or paid. The class may only reimburse T. Rowe Price Associates, Inc., if the reimbursement does not cause the I Class Operating Expenses (after the reimbursement is taken into account) to exceed the current expense limitation on I Class Operating Expenses (or the expense limitation in place at the time the amounts were waived or paid).
T. Rowe Price New Asia Fund - Z Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.78%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.83%
Fee Waiver or Reimbursement	(0.83%)	[19]
Net Expenses (as a percentage of Assets)	0.00%	[19]

[1]	T. Rowe Price Associates, Inc., has contractually agreed (through December 31, 2027) to waive its fees and/or bear any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) that would cause the class’ ratio of expenses to average daily net assets to exceed 1.30%. The agreement may only be terminated at any time after December 31, 2027, with approval by the fund’s Board of Directors. Fees waived and expenses paid under this agreement (and any applicable prior limitations) are subject to reimbursement to T. Rowe Price Associates, Inc., by the class whenever the class’ expense ratio is below 1.30%. However, the class will not reimburse T. Rowe Price Associates, Inc., more than three years from the date such amounts were initially waived or paid. The class may only reimburse T. Rowe Price Associates, Inc., if the reimbursement does not cause the class’ expense ratio (after the reimbursement is taken into account) to exceed the class’ current expense limitation (or the expense limitation in place at the time the amounts were waived or paid).
[2]	T. Rowe Price Associates, Inc., has contractually agreed (through December 31, 2027) to pay the operating expenses of the fund’s I Class excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses (I Class Operating Expenses), to the extent the I Class Operating Expenses exceed 0.05% of the class’ average daily net assets. The agreement may only be terminated at any time after December 31, 2027, with approval by the fund’s Board of Directors. Any expenses paid under this agreement (and any applicable prior limitations) are subject to reimbursement to T. Rowe Price Associates, Inc., by the class whenever the I Class Operating Expenses are below 0.05%. However, the class will not reimburse T. Rowe Price Associates, Inc., more than three years from the date such amounts were initially waived or paid. The class may only reimburse T. Rowe Price Associates, Inc., if the reimbursement does not cause the I Class Operating Expenses (after the reimbursement is taken into account) to exceed the current expense limitation on I Class Operating Expenses (or the expense limitation in place at the time the amounts were waived or paid).
[3]	T. Rowe Price Associates, Inc., has contractually agreed to waive and/or bear all the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. T. Rowe Price Associates, Inc., expects this fee waiver and/or expense reimbursement arrangement to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board of Directors.
[4]	T. Rowe Price Associates, Inc., has contractually agreed (through December 31, 2026) to waive its fees and/or bear any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) that would cause the class’ ratio of expenses to average daily net assets to exceed 0.90%. The agreement may only be terminated at any time after December 31, 2026, with approval by the fund’s Board of Directors. Fees waived and expenses paid under this agreement (and any applicable prior limitations) are subject to reimbursement to T. Rowe Price Associates, Inc., by the class whenever the class’ expense ratio is below 0.90%. However, the class will not reimburse T. Rowe Price Associates, Inc., more than three years from the date such amounts were initially waived or paid. The class may only reimburse T. Rowe Price Associates, Inc., if the reimbursement does not cause the class’ expense ratio (after the reimbursement is taken into account) to exceed the class’ current expense limitation (or the expense limitation in place at the time the amounts were waived or paid).
[5]	T. Rowe Price Associates, Inc., has contractually agreed (through December 31, 2026) to pay the operating expenses of the fund’s I Class excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses (I Class Operating Expenses), to the extent the I Class Operating Expenses exceed 0.05% of the class’ average daily net assets. The agreement may only be terminated at any time after December 31, 2026, with approval by the fund’s Board of Directors. Any expenses paid under this agreement (and any applicable prior limitations) are subject to reimbursement to T. Rowe Price Associates, Inc., by the class whenever the I Class Operating Expenses are below 0.05%. However, the class will not reimburse T. Rowe Price Associates, Inc., more than three years from the date such amounts were initially waived or paid. The class may only reimburse T. Rowe Price Associates, Inc., if the reimbursement does not cause the I Class Operating Expenses (after the reimbursement is taken into account) to exceed the current expense limitation on I Class Operating Expenses (or the expense limitation in place at the time the amounts were waived or paid).
[6]	T. Rowe Price Associates, Inc., has contractually agreed (through December 31, 2026) to waive its fees and/or bear any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) that would cause the class’ ratio of expenses to average daily net assets to exceed 1.00%. The agreement may only be terminated at any time after December 31, 2026, with approval by the fund’s Board of Directors. Fees waived and expenses paid under this agreement (and any applicable prior limitations) are subject to reimbursement to T. Rowe Price Associates, Inc., by the class whenever the class’ expense ratio is below 1.00%. However, the class will not reimburse T. Rowe Price Associates, Inc., more than three years from the date such amounts were initially waived or paid. The class may only reimburse T. Rowe Price Associates, Inc., if the reimbursement does not cause the class’ expense ratio (after the reimbursement is taken into account) to exceed the class’ current expense limitation (or the expense limitation in place at the time the amounts were waived or paid).
[7]	T. Rowe Price Associates, Inc., has contractually agreed to waive and/or bear all the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. T. Rowe Price Associates, Inc., expects this fee waiver and/or expense reimbursement arrangement to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board of Directors.
[8]	T. Rowe Price Associates, Inc., has contractually agreed (through December 31, 2027) to pay the operating expenses of the fund’s I Class excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses (I Class Operating Expenses), to the extent the I Class Operating Expenses exceed 0.05% of the class’ average daily net assets. The agreement may only be terminated at any time after December 31, 2027, with approval by the fund’s Board of Directors. Any expenses paid under this agreement (and any applicable prior limitations) are subject to reimbursement to T. Rowe Price Associates, Inc., by the class whenever the I Class Operating Expenses are below 0.05%. However, the class will not reimburse T. Rowe Price Associates, Inc., more than three years from the date such amounts were initially waived or paid. The class may only reimburse T. Rowe Price Associates, Inc., if the reimbursement does not cause the I Class Operating Expenses (after the reimbursement is taken into account) to exceed the current expense limitation on I Class Operating Expenses (or the expense limitation in place at the time the amounts were waived or paid).
[9]	T. Rowe Price Associates, Inc., has contractually agreed (through December 31, 2027) to waive its fees and/or bear any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) that would cause the class’ ratio of expenses to average daily net assets to exceed 1.40%. The agreement may only be terminated at any time after December 31, 2027, with approval by the fund’s Board of Directors. Fees waived and expenses paid under this agreement (and any applicable prior limitations) are subject to reimbursement to T. Rowe Price Associates, Inc., by the class whenever the class’ expense ratio is below 1.40%. However, the class will not reimburse T. Rowe Price Associates, Inc., more than three years from the date such amounts were initially waived or paid. The class may only reimburse T. Rowe Price Associates, Inc., if the reimbursement does not cause the class’ expense ratio (after the reimbursement is taken into account) to exceed the class’ current expense limitation (or the expense limitation in place at the time the amounts were waived or paid).
[10]	T. Rowe Price Associates, Inc., has contractually agreed to waive and/or bear all the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. T. Rowe Price Associates, Inc., expects this fee waiver and/or expense reimbursement arrangement to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board of Directors.
[11]	T. Rowe Price Associates, Inc., has contractually agreed to waive and/or bear all the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. T. Rowe Price Associates, Inc., expects this fee waiver and/or expense reimbursement arrangement to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board of Directors.
[12]	T. Rowe Price Associates, Inc., has contractually agreed (through December 31, 2026) to waive its fees and/or bear any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) that would cause the class’ ratio of expenses to average daily net assets to exceed 1.14%. The agreement may only be terminated at any time after December 31, 2026, with approval by the fund’s Board of Directors. Fees waived and expenses paid under this agreement (and any applicable prior limitations) are subject to reimbursement to T. Rowe Price Associates, Inc., by the class whenever the class’ expense ratio is below 1.14%. However, the class will not reimburse T. Rowe Price Associates, Inc., more than three years from the date such amounts were initially waived or paid. The class may only reimburse T. Rowe Price Associates, Inc., if the reimbursement does not cause the class’ expense ratio (after the reimbursement is taken into account) to exceed the class’ current expense limitation (or the expense limitation in place at the time the amounts were waived or paid).
[13]	T. Rowe Price Associates, Inc., has contractually agreed (through December 31, 2026) to pay the operating expenses of the fund’s I Class excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses (I Class Operating Expenses), to the extent the I Class Operating Expenses exceed 0.05% of the class’ average daily net assets. The agreement may only be terminated at any time after December 31, 2026, with approval by the fund’s Board of Directors. Any expenses paid under this agreement (and any applicable prior limitations) are subject to reimbursement to T. Rowe Price Associates, Inc., by the class whenever the I Class Operating Expenses are below 0.05%. However, the class will not reimburse T. Rowe Price Associates, Inc., more than three years from the date such amounts were initially waived or paid. The class may only reimburse T. Rowe Price Associates, Inc., if the reimbursement does not cause the I Class Operating Expenses (after the reimbursement is taken into account) to exceed the current expense limitation on I Class Operating Expenses (or the expense limitation in place at the time the amounts were waived or paid).
[14]	T. Rowe Price Associates, Inc., has contractually agreed to waive and/or bear all the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. T. Rowe Price Associates, Inc., expects this fee waiver and/or expense reimbursement arrangement to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board of Directors.
[15]	T. Rowe Price Associates, Inc., has contractually agreed (through December 31, 2026) to waive its fees and/or bear any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) that would cause the class’ ratio of expenses to average daily net assets to exceed 1.47%. The agreement may only be terminated at any time after December 31, 2026, with approval by the fund’s Board of Directors. Fees waived and expenses paid under this agreement (and any applicable prior limitations) are subject to reimbursement to T. Rowe Price Associates, Inc., by the class whenever the class’ expense ratio is below 1.47%. However, the class will not reimburse T. Rowe Price Associates, Inc., more than three years from the date such amounts were initially waived or paid. The class may only reimburse T. Rowe Price Associates, Inc., if the reimbursement does not cause the class’ expense ratio (after the reimbursement is taken into account) to exceed the class’ current expense limitation (or the expense limitation in place at the time the amounts were waived or paid).
[16]	T. Rowe Price Associates, Inc., has contractually agreed (through December 31, 2026) to pay the operating expenses of the fund’s I Class excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses (I Class Operating Expenses), to the extent the I Class Operating Expenses exceed 0.05% of the class’ average daily net assets. The agreement may only be terminated at any time after December 31, 2026, with approval by the fund’s Board of Directors. Any expenses paid under this agreement (and any applicable prior limitations) are subject to reimbursement to T. Rowe Price Associates, Inc., by the class whenever the I Class Operating Expenses are below 0.05%. However, the class will not reimburse T. Rowe Price Associates, Inc., more than three years from the date such amounts were initially waived or paid. The class may only reimburse T. Rowe Price Associates, Inc., if the reimbursement does not cause the I Class Operating Expenses (after the reimbursement is taken into account) to exceed the current expense limitation on I Class Operating Expenses (or the expense limitation in place at the time the amounts were waived or paid).
[17]	T. Rowe Price Associates, Inc., has contractually agreed to waive and/or bear all the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. T. Rowe Price Associates, Inc., expects this fee waiver and/or expense reimbursement arrangement to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board of Directors.
[18]	T. Rowe Price Associates, Inc., has contractually agreed (through December 31, 2027) to pay the operating expenses of the fund’s I Class excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses (I Class Operating Expenses), to the extent the I Class Operating Expenses exceed 0.05% of the class’ average daily net assets. The agreement may only be terminated at any time after
[19]	T. Rowe Price Associates, Inc., has contractually agreed to waive and/or bear all the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. T. Rowe Price Associates, Inc., expects this fee waiver and/or expense reimbursement arrangement to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board of Directors.